Financial Instruments - Effects of Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Amounts due from exchanges, clearing houses and other counterparties
Financial liabilities
Gross amount	$ 1,038.8	$ 1,919.3
Amounts set-off	(660.5)	(417.8)
Net amount presented	378.3	1,501.5
Non-cash collateral rec’d/(pledged)	0.0	0.0
Cash collateral rec’d/(pledged)	0.0	0.0
Net amount	378.3	1,501.5
Repurchase agreements
Financial liabilities
Gross amount	87,089.3	50,663.8
Amounts set-off	(82,940.1)	(48,358.0)
Net amount presented	4,149.2	2,305.8
Non-cash collateral rec’d/(pledged)	(4,067.9)	(2,279.3)
Cash collateral rec’d/(pledged)	0.0	0.0
Net amount	81.3	26.5
Derivative instruments
Financial liabilities
Gross amount	3,279.6	1,867.0
Amounts set-off	(1,025.8)	(1,115.3)
Net amount presented	2,253.8	751.7
Non-cash collateral rec’d/(pledged)	0.0	0.0
Cash collateral rec’d/(pledged)	(291.4)	(192.2)
Net amount	1,962.4	559.5
Stock lending
Financial liabilities
Gross amount	5,496.9	4,952.1
Amounts set-off	0.0	0.0
Net amount presented	5,496.9	4,952.1
Non-cash collateral rec’d/(pledged)	(5,350.7)	(4,824.2)
Cash collateral rec’d/(pledged)	0.0	0.0
Net amount	146.2	127.9
Amounts due to Prime Brokers
Financial liabilities
Gross amount	733.6	1,017.1
Amounts set-off	0.0	0.0
Net amount presented	733.6	1,017.1
Non-cash collateral rec’d/(pledged)	(733.6)	(1,017.1)
Cash collateral rec’d/(pledged)	0.0	0.0
Net amount	0.0	0.0
Amounts payable to clients
Financial liabilities
Gross amount	9,021.2	6,236.9
Amounts set-off	(69.5)	0.0
Net amount presented	8,951.7	6,236.9
Non-cash collateral rec’d/(pledged)	(1,291.2)	(802.9)
Cash collateral rec’d/(pledged)	0.0	0.0
Net amount	7,660.5	5,434.0
Amounts due from exchanges, clearing houses and other counterparties
Financial assets
Gross amount	4,971.8	3,723.0
Amounts set-off	(660.5)	(507.5)
Net amount presented	4,311.3	3,215.5
Non-cash collateral rec’d/(pledged)	0.0	0.0
Cash collateral rec’d/(pledged)	0.0	0.0
Net amount	4,311.3	3,215.5
Repurchase agreements
Financial assets
Gross amount	86,057.2	50,848.4
Amounts set-off	(82,940.1)	(48,358.0)
Net amount presented	3,117.1	2,490.4
Non-cash collateral rec’d/(pledged)	3,053.3	2,490.4
Cash collateral rec’d/(pledged)	0.0	0.0
Net amount	63.8	0.0
Derivative instruments
Financial assets
Gross amount	3,435.5	2,278.8
Amounts set-off	(1,095.2)	(1,115.3)
Net amount presented	2,340.3	1,163.5
Non-cash collateral rec’d/(pledged)	0.0	0.0
Cash collateral rec’d/(pledged)	277.0	420.1
Net amount	2,063.3	743.4
Treasury instruments (pledged) and assets held under agreements to sell (repledged)
Financial assets
Gross amount	3,496.8	2,912.9
Amounts set-off	0.0	0.0
Net amount presented	3,496.8	2,912.9
Non-cash collateral rec’d/(pledged)	2,618.9	1,708.3
Cash collateral rec’d/(pledged)	0.0	0.0
Net amount	877.9	1,204.6
Loans receivable
Financial assets
Gross amount	283.2
Amounts set-off	0.0
Net amount presented	283.2
Non-cash collateral rec’d/(pledged)	178.3
Cash collateral rec’d/(pledged)	0.0
Net amount	104.9
Stock borrowing
Financial assets
Gross amount	2,858.2	1,781.7
Amounts set-off	0.0	0.0
Net amount presented	2,858.2	1,781.7
Non-cash collateral rec’d/(pledged)	2,701.9	1,692.4
Cash collateral rec’d/(pledged)	28.7	0.0
Net amount	127.6	89.3
Amounts due from Prime Brokers
Financial assets
Gross amount	313.9	101.5
Amounts set-off	0.0	0.0
Net amount presented	313.9	101.5
Non-cash collateral rec’d/(pledged)	313.9	101.5
Cash collateral rec’d/(pledged)	0.0	0.0
Net amount	0.0	0.0
Amounts receivable from clients
Financial assets
Gross amount	3,085.7	2,737.1
Amounts set-off	0.0	0.0
Net amount presented	3,085.7	2,737.1
Non-cash collateral rec’d/(pledged)	2,021.0	1,373.4
Cash collateral rec’d/(pledged)	0.0	0.0
Net amount	$ 1,064.7	$ 1,363.7